Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Segment Reporting [Abstract]
Summary of Revenue Attributed to Geographical Locations
Revenue is attributed to geographical locations based on the origin of customers’ location:

	Three-month periods ended
	June 30, 2022	June 30, 2021
Canada	$5,056,502	$2,283,224
United States	10,931,537	7,559,218
Other countries	284,189	236,067

	$16,272,228	$10,078,509

Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31, 2022	March 31, 2021
Canada	$12,447,125	$13,433,549
United States	35,330,138	20,857,092
Other countries	1,019,861	1,109,678

	$48,797,124	$35,400,319

Summary of Long-Lived Assets by Geographical Location
Long-lived assets of the Corporation are located in the following geographical location:

	June 30, 2022	March 31, 2022
Canada	$308,743	$20,724,674
United States	1,103,580	723,449

Total property, plant and equipment	$1,412,323	$21,448,123

	June 30, 2022	March 31, 2022
Canada	$2,066,151	$2,353,054
United States	18,947,802	19,301,981

Total intangible assets	$21,013,953	$21,655,035

	June 30, 2022	March 31, 2022
Canada	$2,550,785	$2,625,851
United States	19,542,437	19,542,437

Total goodwill	$22,093,222	$22,168,288

Long-lived assets of the Corporation are located in the following geographical location:

	March 31, 2022	March 31, 2021
Canada	$20,724,674	$35,644,781
United States	723,449	1,700,935

Total property, plant and equipment	$21,448,123	$37,345,716

	March 31, 2022	March 31, 2021
Canada	$2,353,054	$3,792,982
United States	19,301,981	22,163,848

Total intangible assets	$21,655,035	$25,956,830

	March 31, 2022	March 31, 2021
Canada	$2,625,851	$2,613,935
United States	19,542,437	22,839,437

Total goodwill	$22,168,288	$25,453,372

Summary of Assets Held for Sale	Assets held for sale by the Corporation are located in the following geographical location:

	June 30, 2022	March 31, 2022
Canada	$21,834,039	$—

Total assets held for sale	$21,834,039	$—

Summary of Revenue Derived from Sale of Goods
The Corporation derives revenue from the sales of goods which are recognized at a point in time as follows:

	Three-month periods ended
	June 30, 2022	June 30, 2021
Nutraceutical products	$5,126,114	$3,200,668
Cannabis and hemp products	2,699,970	939,065
Food and beverages products	8,142,014	5,647,427
Innovation products	—	34,480

	$15,968,098	$9,821,640

The Corporation derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31, 2022	March 31, 2021
Recognized at a point in time
Nutraceutical products	$13,622,744	$12,183,362
Cannabis and hemp products	7,779,092	314,827
Food and beverages products	26,220,519	2,403,075
Innovation products	73,473	10,960,359

Recognized over time
Processing services	—	8,400,024

	$47,695,828	$34,261,647